2021 Acquisition - Additional information (Details) - USD ($)					12 Months Ended
	Aug. 05, 2022	Dec. 23, 2021	Feb. 26, 2020	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022
Disclosure of detailed information about business combination [line items]
Gain on contingent consideration (note 4)					$ (80,071)	$ 332,569	$ 946,503
Earn out payment (note 4)					(539,380)	(2,600,536)	(377,312)
Trade and other payables and accrued liabilities
Disclosure of detailed information about business combination [line items]
Total contingent consideration					258,003	357,323	314,845
Long-term contingent consideration
Disclosure of detailed information about business combination [line items]
Total contingent consideration						166,603	429,851
ASC
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired				100.00%
Term of promissory note payable				30 months
Contingent consideration				$ 2,038,596
Present value of undiscounted expected future payments				$ 2,948,083
Significant unobservable inputs				20.60%
Gain on contingent consideration (note 4)		$ 130,220
Earn out payment (note 4)		$ 1,165,770
Total contingent consideration					0	0	1,145,677
Additional Earnout Liability Payable							89,449
Reduction In Earnout Liability Payable					234,971
WordZ Xpressed Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired			100.00%
Term of promissory note payable			36 months
Contingent consideration			$ 1,671,670
Present value of undiscounted expected future payments			$ 2,175,231
Gain on contingent consideration (note 4)					(80,071)	202,350	946,503
Accretion expense					29,669	455,675	377,312
Earn out payment (note 4)					389,380	1,434,766	377,312
Total contingent consideration					258,003	523,926	744,696
Additional Earnout Liability Payable					32,621
Reduction In Earnout Liability Payable							$ 1,035,952
WordZ Xpressed Inc | Contingent consideration | Expected cash flows
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs			16.10%
Auscript
Disclosure of detailed information about business combination [line items]
Purchase price					298,927
Cash paid					298,927
Measurement period adjustments of goodwill and consideration						298,927
TTA
Disclosure of detailed information about business combination [line items]
Purchase price					7,646,856
Contingent consideration					150,000
Cash paid					7,496,856
Acquisition 2021
Disclosure of detailed information about business combination [line items]
Purchase price					7,945,783
Contingent consideration					150,000			$ 150,000
Cash paid					$ 7,795,783	$ 7,496,856
Final payment of working capital adjustments	$ 298,927